Income Taxes - Continuity of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (167,456)	$ (86,533)
Recognized in Net Income	(31,716)	(79,968)
Foreign Currency Translation Adjustment	(9,442)	(955)
Ending balance	(208,614)	(167,456)
Non-capital loss carry-forwards	1,800,000	2,000,000
Deferred income tax asset	57,244	0
Petroleum and natural gas properties
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(760,579)	(502,625)
Recognized in Net Income	(18,081)	(257,800)
Foreign Currency Translation Adjustment	(28,854)	(154)
Ending balance	(807,514)	(760,579)
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	0
Recognized in Net Income	(2,506)
Ending balance	(2,506)	0
Other
Changes in deferred tax liability (asset) [abstract]
Beginning balance	(21,616)	(22,377)
Recognized in Net Income	(1,137)	624
Foreign Currency Translation Adjustment	1,802	137
Ending balance	(20,951)	(21,616)
Asset retirement obligations
Changes in deferred tax liability (asset) [abstract]
Beginning balance	185,336	187,840
Recognized in Net Income	(40,693)	(2,436)
Foreign Currency Translation Adjustment	632	(68)
Ending balance	145,275	185,336
Financial derivatives
Changes in deferred tax liability (asset) [abstract]
Beginning balance	31,492	5,410
Recognized in Net Income	(31,492)	26,082
Ending balance	0	31,492
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Beginning balance	342,884	241,514
Recognized in Net Income	18,707	104,479
Foreign Currency Translation Adjustment	12,242	(3,109)
Ending balance	373,833	342,884
Finance costs
Changes in deferred tax liability (asset) [abstract]
Beginning balance	55,027	3,705
Recognized in Net Income	43,486	49,083
Foreign Currency Translation Adjustment	4,736	2,239
Ending balance	$ 103,249	$ 55,027